Notes Payable to Related Party	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Notes Payable to Related Party

5.	Notes Payable to Related Party

As of June 30, 2014 and December 31, 2013, the Company had a total of $5,486,133 and $5,095,427, respectively, of notes outstanding (principal and interest) including unamortized discount, with MTF a related party, which consisted of the following:

Note Type	Issue Date	Maturity Date(1)	Interest Rate	June 30, 2014	December 31, 2013

Convertible Promissory Note	1/18/08	3/31/15	PRIME + 1 ½%	$1,517,726	$1,479,654
Promissory Note	11/04/08	3/31/15	PRIME + 3%	352,615	343,429
Promissory Note	3/17/09	3/31/15	PRIME + 8%	612,346	584,745
Promissory Note	8/24/09	3/31/15	LIBOR + 8%	24,271	23,193
Tranched Promissory Note	9/30/09	3/31/15	LIBOR + 8%	2,616,376	2,570,126
Bridge Note, net of discount	4/29/13	10/14/14	12%	114,320	94,280
Convertible Promissory Note, net of discount	5/27/14	6/30/15	7%	146,880	-

				5,384,533	5,095,427
Less: Accrued interest expense				1,277,561	1,147,610
Notes payable to related party, net of debt discount				$4,106,972	$3,947,817

(1)	As amended.

Accrued interest on the notes payable to related party of $1,277,561 (2013 - $1,147,610) is recorded in accrued expenses at June 30, 2014 and December 31, 2013.

Convertible Promissory Notes

The convertible promissory notes are considered hybrid instruments, which consist of a debt host instrument together with a conversion feature, thus giving the holder of a convertible note an option to convert into an equity instrument providing the holder a residual interest in the Company. The holder of a convertible promissory note also has the option to present its convertible promissory note to the Company and demand payment under the terms of the note after the maturity date or upon the occurrence of certain events such as the failure of the Company to make a payment on the note when due, bankruptcy or certain other liquidation events. The Company concluded that the convertible promissory notes would be accounted for as a typical debt instrument with related interest expense recorded in the Company’s statements of operations. The company concluded that there is no beneficial conversion feature as of the date of issuance of the convertible notes. However, the note contains a contingent feature whereby the conversion rate may be lowered if a financing occurs at a lower rate than the note’s conversion rate. If the contingency is met and the conversion feature is determined to be “beneficial” in a future accounting period, an additional financing cost would be recorded for the beneficial conversion feature in the Company’s statements of operations at that time.

In April 2005, the Company issued a $100,000 convertible promissory note (the “2005 Convertible Note”) to MTF in accordance with the Convertible Note Purchase Agreement and Convertible Promissory Note dated April 6, 2005. In April 2006 the Company issued an additional $612,000 convertible promissory note (the “2006 Convertible Note”) to MTF in accordance with the Convertible Note Purchase Agreement and Convertible Promissory Note dated April 7, 2006.

The 2005 Convertible Note and the 2006 Convertible Note bore interest at a fixed rate of 6% per annum and prime plus one and one-half percent per annum, respectively, and matured on September 30, 2008 and September 30, 2009, respectively. In July 2006, the 2005 Note and 2006 Note, respectively, and accrued interest thereon for a total of $731,103, were converted into an aggregate of 409,352 shares of Series A preferred stock which was based on the conversion price of $1.786 per share (see Note 6). The conversion of the notes did not trigger a contingency and no additional financing charge was recognized.

In January 2008, the Company issued a $1,107,000 convertible promissory note (“January 2008 Note”) to MTF in accordance with the Convertible Promissory Note dated January 18, 2008, as amended. The January 2008 Note bears interest at prime plus one and one-half percent per annum. MTF has the right to convert the entire outstanding balance (principal plus accrued interest) into shares of Series B Preferred Stock at the initial conversion price of $4.42 per share (“Initial Conversion Price”). Such Initial Conversion Price shall be subject to adjustments including but not limited to stock splits, issuance of securities and next equity financing.

The Company issued promissory notes to MTF in November 2008 of $250,000 (“November 2008 Note”), in March 2009 of $400,000 (“March 2009 Note) and in August 2009 of $16,400 (August 2009 Note”). The November 2008 and the March 2009 Note bear interest at prime plus three percent per annum. The August 2009 Note bears interest at LIBOR plus eight percent per annum.

In connection with the March 2009 Note, the Company entered into a Security Agreement (the “Security Agreement”) which grants MTF a security interest in all of the Company’s right, title and interest, whether presently existing or hereafter acquired, in, to all intellectual property and all other collateral. In connection with the Security Agreement, the Company issued a warrant to purchase 118,383 shares of common stock at an exercise price of $0.44 (See Note 6).

In September 2009, the Company issued a $139,047 promissory note (the “2009 Convertible Note”) to MTF in accordance with the Convertible Note Purchase Agreement and Convertible Promissory Note dated September 30, 2009. The 2009 Convertible Note bears interest at the rate of LIBOR plus 8% per annum and matured on October 30, 2009, but could have extended to November 30, 2009 or December 31, 2009. If the note was not repaid by the maturity date, MTF was entitled to (i) convert the amount due on the 2009 Convertible Note into shares of Series B Preferred stock sufficient to increase MTF’s ownership in the Company to 51% of the fully-diluted capitalization, and (ii) receive the right to designate up to three additional members of the Company’s Board of Directors.

Since the 2009 Convertible Note was not repaid by the maturity date, on February 4, 2010, the 2009 Convertible Note was converted into 5,188,253 shares of Series B Preferred stock, which increased MTF’s ownership in the Company to 51% of the fully-diluted capitalization.

In September 2009, the Company entered into a tranched promissory note with MTF (“Tranched Note”), allowing the Company to initially borrow up to $445,000 in a series of one or more tranches. The Tranched Note was subsequently amended which, among other things, increased the maximum advance amount to $2,090,000. The Company borrowed a total of $2,088,350 under the Tranched Note through 2013.

In July 2013, all notes held by MTF were amended to extend the maturity date to March 31, 2014 and amended again on April 1, 2014 to extend the maturity date to March 31, 2015.

In May, 2014, the Company entered into a convertible promissory note with MTF (the “2014 Note”) for $250,000 with interest at 7% per annum compounded annually and a maturity date of June 15, 2015. In the event of a financing of not less than $1 million, the 2014 Note automatically converts into Equity Securities, as defined in the 2014 Note, at a 25% discount to the price paid per share in such financing. In connection with the 2014 Note, the Company issued a warrant to purchase 166,667 shares of the Company’s common stock at an exercise price of $1.50 per share and 4 year term (See Note 6). The warrants had a fair value of $111,804, calculated using the Black-Scholes option pricing model with a volatility of 109%, a risk free rate of 0.79%. The Company accrued placement agent fees of $10,000 or 4% of the funds raised in connection with the financing and is obligated to issue a warrant for the purchase of 13,333 shares of common stock, which represents 4% of the common shares underlying the 2014 Note, with an exercise price of $1.00, a 5 year term and fair value of $8,181, calculated using the Black-Scholes model with a volatility of 109% and a risk free rate of 0.39%.

In July 2014, the 2014 Note and related warrants were assigned to Orthofix (see Note 9).

Bridge Notes

In April 2013 and June 2013, the Company borrowed $100,000 from MTF and $100,000 from Orthofix, Inc. under the April Bridge Financing, and in September 2013 and October 2013 the Company borrowed $50,000 from AFH and an additional $150,000 from Orthofix, Inc. under the September Bridge Financing (See Note 5). The convertible promissory note accrues interest at a rate of 12% per year and payable per quarter. A warrant to purchase the Company’s common stock equal to 50% of the original principal amount divided by $1.00 was issued to the Bridge Financing participant. Principal and unpaid accrued interest may be converted into equity securities issued in the Company’s next equity financing in an aggregate amount of at least $2.5 million at a price equal to the price paid by investors in the next equity financing. As of June 30, 2014 the total outstanding balance under the Bridge Financings was $377,066 (net of debt discount of $22,934) of which $100,000 is included in Notes Payable to Related Party and $277,066 is reported as Notes Payable, net of discount.

In June 2014, the note held by MTF under the April Bridge Financing was amended to extend the maturity date to October 14, 2014.

5.	Notes Payable to Related Party

As of December 31, 2013 and December 31, 2012, the Company had a total of $5,095,427 and $4,505,432, respectively, of notes outstanding (principal and interest) with MTF, a related party, which consist of the following:

Note Type	Issue Date	Maturity Date	Interest Rate	December 31, 2013	December 31, 2012

Convertible Promissory Note	1/18/08	3/31/14	PRIME + 1 ½%	$1,479,654	$1,415,475
Promissory Note	11/4/08	3/31/14	PRIME + 3%	343,429	322,963
Promissory Note	3/17/09	3/31/14	PRIME + 8%	584,745	543,128
Promissory Note	8/24/09	3/31/14	LIBOR + 8%	23,193	21,110
Tranched Promissory Note	9/30/09	3/31/14	LIBOR + 8%	2,570,126	2,202,756
Bridge Note, net of discount	4/29/13	4/29/14	12%	94,280	-

				$5,095,427	$4,505,432

Accrued interest on the notes payable to related party of $1,158,465 (2012 - $818,195) is recorded in accrued expenses at December 31, 2013 and 2012.

Convertible Promissory Notes

The convertible promissory notes are considered hybrid instruments, which consist of a debt host instrument together with a conversion feature, thus giving the holder of a convertible note an option to convert into an equity instrument providing the holder a residual interest in the Company. The holder of a convertible promissory note also has the option to present its convertible promissory note to the Company and demand payment under the terms of the note after the maturity date or upon the occurrence of certain events such as the failure of the Company to make a payment on the note when due, bankruptcy or certain other liquidation events. The Company concluded that the convertible promissory notes would be accounted for as a typical debt instrument with related interest expense recorded in the Company’s statements of operations. The company concluded that there is no beneficial conversion feature as of the date of issuance of the convertible notes. However, the note contains a contingent feature whereby the conversion rate may be lowered if a financing occurs at a lower rate than the note’s conversion rate. If the contingency is met and the conversion feature is determined to be “beneficial” in a future accounting period, an additional financing cost would be recorded for the beneficial conversion feature in the Company’s statements of operations at that time.

In April 2005, the Company issued a $100,000 convertible promissory note (the “2005 Convertible Note”) to MTF in accordance with the Convertible Note Purchase Agreement and Convertible Promissory Note dated April 6, 2005. In April 2006 the Company issued an additional $612,000 convertible promissory note (the “2006 Convertible Note”) to MTF in accordance with the Convertible Note Purchase Agreement and Convertible Promissory Note dated April 7, 2006.

The 2005 Convertible Note and the 2006 Convertible Note bore interest at a fixed rate of 6% per annum and prime plus one and one-half percent per annum, respectively, and matured on
September 30, 2008 and September 30, 2009, respectively. In July 2006, the 2005 Note and 2006 Note, respectively, and accrued interest thereon for a total of $731,103, were converted into an aggregate of 409,352 shares of Series A preferred stock which was based on the conversion price of $1.786 per share (see Note 6). The conversion of the notes did not trigger a contingency and no additional financing charge was recognized.

In January 2008, the Company issued a $1,107,000 convertible promissory note (“January 2008 Note”) to MTF in accordance with the Convertible Promissory Note dated January 18, 2008, as amended. The January 2008 Note bears interest at prime plus one and one-half percent per annum. MTF has the right to convert the entire outstanding balance (principal plus accrued interest) into shares of Series B Preferred Stock at the initial conversion price of $4.42 per share (“Initial Conversion Price”). Such Initial Conversion Price shall be subject to adjustments including but not limited to stock splits, issuance of securities and next equity financing.

The Company issued promissory notes to MTF in November 2008 of $250,000 (“November 2008 Note”), in March 2009 of $400,000 (“March 2009 Note) and in August 2009 of $16,400 (August 2009 Note”). The November 2008 and the March 2009 Note bear interest at prime plus three percent per annum. The August 2009 Note bears interest at LIBOR plus eight percent per annum.

In connection with the March 2009 Note, the Company entered into a Security Agreement (the “Security Agreement”) which grants MTF a security interest in all of the Company’s right, title and interest, whether presently existing or hereafter acquired, in, to all intellectual property and all other collateral. In connection with the Security Agreement, the Company issued a warrant to purchase 118,383 shares of common stock at an exercise price of $0.44 (See Note 6).

In September 2009, the Company issued a $139,047 promissory note (the “2009 Convertible Note”) to MTF in accordance with the Convertible Note Purchase Agreement and Convertible Promissory Note dated September 30, 2009. The 2009 Convertible Note bears interest at the rate of LIBOR plus 8% per annum and matured on October 30, 2009, but could have extended to November 30, 2009 or December 31, 2009. If the note is was not repaid by the maturity date, MFT was entitled to (i) convert the amount due on the 2009 Convertible Note into shares of Series B Preferred stock sufficient to increase MTF’s ownership in the Company to 51% of the fully-diluted capitalization, and (ii) receive the right to designate up to three additional members of the Company’s Board of Directors.

Since the 2009 Convertible Note was not repaid by the maturity date, on February 4, 2010, the 2009 Convertible Note was converted into 5,188,253 shares of Series B Preferred stock, which increased MTF’s ownership in the Company to 51% of the fully-diluted capitalization.

In September 2009, the Company entered into a tranched promissory note with MTF (“Tranched Note”), allowing the Company to initially borrow up to $445,000 in a series of one or more tranches. The Tranched Note was subsequently amended which, among other things, increased the maximum advance amount to $2,190,000.

In July 2013, all notes held by MTF were amended to extend the maturity date to March 31, 2014, and amended again on April 1, 2014 to extend the maturity date to March 31, 2015.

Bridge Note

In April 2013 and June 2013, the Company borrowed $100,000 from MTF and $100,000 from Orthofix, Inc. under the April Bridge Financing, and in October the Company borrowed an additional $150,000 from Orthofix, Inc. under the September Bridge Financing (See Note 5). The convertible promissory note accrues interest at a rate of 12% per year and payable per quarter. A warrant to purchase the Company’s common stock equal to 50% of the original principal amount divided by $1.00 was issued to the Bridge Financing participant. Principal and unpaid accrued interest may be converted into equity securities issued in the Company’s next equity financing in an aggregate amount of at least $2.5 million at a price equal to the price paid by investors in the next equity financing. As of December 31, 2013 the total outstanding balance under the Bridge Financings was $266,737 (net of debt discount of $83,263) of which $94,280 is included in Notes Payable to Related Party and $180,690 is reported as Notes Payable, net of discount.